Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Operating Expenses	Operating expenses for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
Employee benefit cost	₩ 4,556,832	₩ 5,628,058	₩ 4,592,773
Depreciation	2,723,610	2,827,518	2,849,519
Depreciation of right-of-use assets	402,737	410,925	430,977
Amortization of intangible assets	683,784	639,268	599,700
Commissions	1,264,729	1,403,381	1,587,845
Interconnection charges	436,598	410,872	397,239
International interconnection fee	140,433	138,807	129,330
Purchase of inventories	3,595,345	3,526,723	3,668,466
Changes of inventories	(203,071)	(27,947)	549,841
Sales commission	2,353,318	2,258,121	2,599,589
Service cost[1,2]	2,229,709	2,141,856	2,445,981
Utilities	544,675	555,856	571,127
Taxes and dues	250,651	265,305	267,932
Rent	167,576	147,607	153,584
Insurance premium	66,737	68,443	68,383
Installation fee	174,238	164,969	172,887
Advertising expenses	153,750	169,189	168,768
Allowance for bad debts	150,549	151,486	121,010
Card service cost	3,189,376	3,009,170	2,793,707
Loss on disposal of property and equipment	72,710	90,373	51,655
Loss on disposal of intangible assets	5,328	9,713	8,955
Loss on disposal of right-of-use assets	2,115	2,578	2,814
Loss on disposal of investments in associates	—	17	1,753
Loss on disposal of investments in subsidiaries	—	7,998	6,564
Impairment loss on property and equipment	7,871	7,183	15,317
Impairment loss on intangible assets	236,206	239,312	43,132
Donations	24,664	9,499	14,479
Other allowance for bad debts	34,112	26,475	19,770
Others[2]	1,902,214	1,801,660	1,686,153
Total	₩ 25,166,796	₩ 26,084,415	₩ 26,019,250
1Service cost is mainly related to purchase of service for system implementation and contents service.
2As of December 31, 2025, the amounts include salaries and wages of ₩125,060 million(2023: ₩104,828 million, 2024: ₩109,464 million) depreciation of ₩23,643 million(2023:₩28,801 million , 2024: ₩23,267 million) and amortization of intangible assets of ₩9,847 million(2023: ₩4,858 million, 2024: ₩12,443 million).

Schedule of Salaries and Wages	Details of employee benefit cost for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
Salaries & Wages	₩ 4,231,781	₩ 4,275,944	₩ 4,272,048
Post-employment benefits(Defined benefit plan)	183,026	221,377	219,220
Post-employment benefits(Defined contribution plan)	85,174	86,723	84,334
Share-based payment	15,450	7,129	11,894
Others	41,401	1,036,885	5,277
Total	₩ 4,556,832	₩ 5,628,058	₩ 4,592,773